UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2007 (Unaudited)

DWS Target 2014 Fund

	Shares	Value ($)

Common Stocks 26.8%
Consumer Discretionary 2.9%
Auto Components 0.0%
Autoliv, Inc.	100	6,318
Hotels Restaurants & Leisure 0.6%
McDonald's Corp.	3,260	194,622
Yum! Brands, Inc.	1,200	48,324

		242,946
Household Durables 0.2%
Garmin Ltd.	700	75,180
Media 0.7%
Idearc, Inc.	100	2,698

Liberty Global, Inc. "A"*	1,800	70,650
Omnicom Group, Inc.	600	30,588
The DIRECTV Group, Inc.*	6,200	164,176

		268,112
Multiline Retail 0.4%
Big Lots, Inc.*	3,900	93,522
Dollar Tree Stores, Inc.*	1,800	68,940
Family Dollar Stores, Inc.	700	17,745

		180,207
Specialty Retail 0.5%
Dick's Sporting Goods, Inc.*	1,600	53,392
Lowe's Companies, Inc.	200	5,378
RadioShack Corp.	500	10,310
The Sherwin-Williams Co.	1,900	121,448

		190,528
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. "B"	1,400	92,764
Polo Ralph Lauren Corp.	1,400	96,320

		189,084
Consumer Staples 1.8%
Beverages 0.4%
Anheuser-Busch Companies, Inc.	1,300	66,664
Coca-Cola Enterprises, Inc.	2,900	74,849

		141,513
Food & Staples Retailing 0.3%
BJ's Wholesale Club, Inc.*	1,500	53,820
Costco Wholesale Corp.	300	20,178
Kroger Co.	900	26,451
Sysco Corp.	900	30,861

		131,310
Food Products 0.3%
Wm. Wrigley Jr. Co.	1,700	104,839
Household Products 0.3%
Colgate-Palmolive Co.	400	30,508
Kimberly-Clark Corp.	1,500	106,335

		136,843
Personal Products 0.2%
Herbalife Ltd.	2,300	101,407
Tobacco 0.3%
Altria Group, Inc.	1,600	116,688
Energy 3.8%
Energy Equipment & Services 1.5%
Global Industries Ltd.*	3,400	83,708
GlobalSantaFe Corp.	1,400	113,442
Noble Corp.	2,200	116,490
Superior Energy Services, Inc.*	1,600	59,328
Tidewater, Inc.	1,600	87,472
Transocean, Inc.*	1,100	131,307

		591,747
Oil, Gas & Consumable Fuels 2.3%
Chevron Corp.	2,800	256,228
ExxonMobil Corp.	2,422	222,800

Frontier Oil Corp.	2,000	91,580
Hess Corp.	1,600	114,576
Murphy Oil Corp.	1,100	80,993
Tesoro Corp.	1,500	90,795
Valero Energy Corp.	600	42,258

		899,230
Financials 4.4%
Capital Markets 0.8%
Ameriprise Financial, Inc.	400	25,192
Morgan Stanley	2,860	192,364
The Goldman Sachs Group, Inc.	350	86,772

		304,328
Commercial Banks 0.8%
Wachovia Corp.	2,300	105,179
Wells Fargo & Co.	6,510	221,405

		326,584
Consumer Finance 0.4%
American Express Co.	2,700	164,565
Diversified Financial Services 1.0%
Bank of America Corp.	2,570	124,079
Citigroup, Inc.	7,000	293,300

		417,379
Insurance 0.9%
ACE Ltd.	1,800	109,098
Endurance Specialty Holdings Ltd.	900	35,289
The Travelers Companies, Inc.	800	41,768
XL Capital Ltd. "A"	2,200	158,290

		344,445
Real Estate Investment Trusts 0.5%
AMB Property Corp. (REIT)	100	6,535
AvalonBay Communities, Inc. (REIT)	100	12,265
Equity Residential (REIT)	600	25,068
Host Hotels & Resorts, Inc. (REIT)	800	17,728
ProLogis (REIT)	200	14,348
Public Storage (REIT)	300	24,291
Simon Property Group, Inc. (REIT)	400	41,644
The Macerich Co. (REIT)	100	8,571
Vornado Realty Trust (REIT)	300	33,516

		183,966
Health Care 3.6%
Biotechnology 0.4%
Gilead Sciences, Inc.*	3,500	161,665
Health Care Equipment & Supplies 0.6%
Baxter International, Inc.	2,100	126,021
Kinetic Concepts, Inc.*	1,800	108,180

		234,201
Health Care Providers & Services 1.1%
Coventry Health Care, Inc.*	1,300	78,403
Health Net, Inc.*	2,300	123,303
Humana, Inc.*	1,500	112,425
Medco Health Solutions, Inc.*	1,200	113,256

		427,387

Life Sciences Tools & Services 0.1%
Invitrogen Corp.*	500	45,435
Pharmaceuticals 1.4%
Bristol-Myers Squibb Co.	6,200	185,938
Eli Lilly & Co.	3,500	189,525
Endo Pharmaceuticals Holdings, Inc.*	1,000	29,300
Merck & Co., Inc.	1,300	75,738
Schering-Plough Corp.	2,500	76,300

		556,801
Industrials 3.1%
Aerospace & Defense 0.9%
Boeing Co.	2,060	203,095
Honeywell International, Inc.	2,410	145,588
Lockheed Martin Corp.	200	22,008

		370,691
Airlines 0.2%
AMR Corp.*	1,000	24,000
US Airways Group, Inc.*	2,100	58,086

		82,086
Commercial Services & Supplies 0.1%
Allied Waste Industries, Inc.*	1,000	12,640
Dun & Bradstreet Corp.	400	38,740
The Brink's Co.	100	6,265

		57,645
Construction & Engineering 0.3%
Fluor Corp.	800	126,400
Industrial Conglomerates 0.5%
General Electric Co.	3,350	137,886
Teleflex, Inc.	900	65,889

		203,775
Machinery 0.9%
AGCO Corp.*	2,000	119,360
Caterpillar, Inc.	1,000	74,610
Harsco Corp.	100	6,062
PACCAR, Inc.	2,150	119,454
Toro Co.	500	27,830

		347,316
Road & Rail 0.2%
Ryder System, Inc.	1,300	62,205
Information Technology 4.0%
Communications Equipment 0.0%
Cisco Systems, Inc.*	300	9,918
Computers & Peripherals 1.3%
Apple, Inc.*	1,000	189,950
International Business Machines Corp.	2,100	243,852
Lexmark International, Inc. "A"*	1,800	75,582
Seagate Technology	400	11,136

		520,520
Electronic Equipment & Instruments 0.2%
Arrow Electronics, Inc.*	1,100	43,978

Avnet, Inc.*	600	25,032

		69,010
Internet Software & Services 0.5%
eBay, Inc.*	1,280	46,208
Google, Inc. "A"*	220	155,540

		201,748
IT Services 0.8%
Accenture Ltd. "A"	3,800	148,390
Computer Sciences Corp.*	2,200	128,458
DST Systems, Inc.*	300	25,413

		302,261
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc.	1,900	63,574
Applied Materials, Inc.	6,500	126,230

		189,804
Software 0.7%
Microsoft Corp.	6,930	255,093
Symantec Corp.*	1,280	24,039

		279,132
Materials 0.8%
Chemicals 0.3%
Celanese Corp. "A"	200	8,392
Dow Chemical Co.	2,900	130,616

		139,008
Containers & Packaging 0.1%
Ball Corp.	700	34,706
Packaging Corp. of America	400	12,736

		47,442
Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	1,200	141,216
Telecommunication Services 1.6%
Diversified Telecommunication Services
AT&T, Inc.	7,520	314,261
Embarq Corp.	1,900	100,548
Verizon Communications, Inc.	2,800	128,996
Windstream Corp.	6,000	80,700

		624,505
Utilities 0.8%
Electric Utilities 0.6%
American Electric Power Co., Inc.	100	4,821
Edison International	1,600	93,040
FirstEnergy Corp.	900	62,730
PPL Corp.	500	25,850
Southern Co.	1,700	62,322

		248,763
Multi-Utilities 0.2%
Sempra Energy	1,300	79,963

Total Common Stocks (Cost $9,695,153)		10,646,116

	Principal Amount ($)	Value ($)

Government & Agency Obligation 72.0%
US Treasury Obligation
US Treasury STRIPS, 4.369%**, 11/15/2014 (a) (Cost $28,327,486)	38,685,000	28,535,951
	Shares	Value ($)

Securities Lending Collateral 24.8%
Daily Assets Fund Institutional, 5.26% (b) (c) (Cost $9,849,334)	9,849,334	9,849,334
Cash Equivalents 1.4%
Cash Management QP Trust, 5.06% (b) (Cost $553,482)	553,482	553,482
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $48,425,455)	125.0	49,584,883
Other Assets and Liabilities, Net	(25.0)	(9,929,850)

Net Assets	100.0	39,655,033

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2007 amounted to $9,595,371 which is 24.2% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 14, 2007